NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Schedule of non-controlling interest

	October 31, 2020	October 31, 2019
Balance, beginning of period	$19,538	$-
Net assets contributed	-	196,250
Elimination of GRD Cali, LLC non-controlling interest	22,128	-
Non-controlling interest’s 40% share of GRD Cali, LLC	(36,366)	(153,762)
Non-controlling interest’s 40% share of Idalia, LLC	(129)	(22,950)
Non-controlling interest’s 13% share of GR Michigan, LLC	(38,554)	-
Balance, end of period	$(33,383)	$19,538

G R D Cali L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2020	October 31, 2019
Current assets	$-	$93,460
Long term assets	-	41,642
Current liabilities	-	25,801
Advances from parent	-	73,705
Net loss for the period	90,914	384,404

Idalia L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2020	October 31, 2019
Long term assets	10,230	13,248
Net loss for the period	322	57,376

G R Michigan L L C [Member]
IfrsStatementLineItems [Line Items]
Schedule of summarized financial information

	October 31, 2020	October 31, 2019
Current assets	$74,961	$-
Long term assets	603,895	-
Current liabilities	489,266	-
Advances from parent	68,994	-
Net loss for the period	296,570	-